Computation of Unaudited Pro forma Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Computation Of Basic And Diluted Earnings Per Common Share [Line Items]
NET INCOME	$ 32,707	$ 22,096	$ 36,694	$ 34,044	$ 21,188	$ 37,347	$ 34,378	$ 34,580	$ 125,541	$ 127,493	$ 60,304
Pro forma weighted average number of common shares:
Weighted average number of common shares, Basic									61,528	10,989	10,994
Shares issued in offering necessary to pay dividend									$ 16,404
Pro forma weighted average number of common shares									77,932
Pro forma earnings per common share									$ 1.61
Pro forma weighted average number of common shares:
Weighted average number of common shares									63,523	10,989	10,994
Pro forma weighted average number of common shares									79,927
Pro forma earnings per common share									$ 1.57